Income taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	The components of earnings (loss) before income taxes consist of the following:
	2014	2013

Canadian	$(6,042)	$12,245
Foreign	(12,136)	(7,370)

Earnings (loss) before income taxes	$(18,178)	$4,875

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation of income tax computed at statutory tax rates to income tax expense (recovery), using a 26.0% (2013 – 25.8%) statutory tax rate, is:

	December 31,	December 31,
	2014	2013

Income (loss) before income taxes	$(18,178)	$4,875
Statutory tax rate	26.0%	25.8%

Income tax expense (recovery) at Canadian statutory income tax rates	$(4,726)	$1,229
Change in valuation allowance	1,524	405
Permanent and other differences	369	(185)
Tax rate differences	1,445	(1,347)
Foreign exchange adjustments and other differences	1,437	-
Income tax expense	$49	$102

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred tax assets are shown below:

	December 31,	December 31,
	2014	2013

Deferred tax assets:
Tax loss carryforwards	$71,914	$70,054
Research and development deductions and investment tax credits	29,126	29,146
Tax values of depreciable assets in excess of accounting values	2,719	2,485
Share issue costs and other	406	517

Total deferred tax assets	104,165	102,202
Valuation allowance	(103,726)	(102,202)

Net deferred tax assets	$439	$-

Investment Tax Credits and Non-Capital Losses [Table Text Block]
The Company’s Canadian federal and provincial investment tax credits and non-capital losses for income tax purposes expire as follows:

	Investment	Non-capital
	tax credits	losses

2015	$343	$11,673
2016	1,064	7,596
2017	975	3,460
2018	158	35,288
2019	501	6,290
Thereafter	14,893	237,484

	$17,934	$301,791